Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss (as restated)	$ (65,101)	$ (18,367)	$ (54,032)	$ (103,319)
Induced conversion of preferred stock			(17,284)
Net loss attributable to common stockholders			(71,316)	(103,319)
Add: gain on warrant fair value			(2,427)
Adjusted net loss for diluted loss per share			$ (73,743)	$ (103,319)
Denominator:
Shares used in computing net loss attributable per share to common stockholders, basic and diluted	85,331,575	34,965,300
Basic	85,331,575	34,965,300	36,344,234	31,170,351
Diluted	85,331,575	34,965,300	36,374,215	31,170,351
Net loss attributable per share to common stockholders:
Basic and diluted	$ (0.76)	$ (0.53)
Basic	(0.76)	(0.53)	$ (1.96)	$ (3.31)
Diluted	$ (0.76)	$ (0.53)	$ (2.03)	$ (3.31)